SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Ordinary Share (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Investment income on Trust Account		$ 28,653			$ 28,653
Net loss	$ (1,129,088)	(143,866)	$ (22,777)	$ (22,777)	(166,643)	$ (1,295,731)
Net loss attributable to Class A ordinary shares		28,653			28,653
Net loss from operations	(1,139,525)	(172,519)			(195,296)	(1,334,821)
Class A ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Investment income on Trust Account	10,000	29,000			29,000	39,000
Net loss attributable to Class A ordinary shares	$ 10,000	29,000			29,000	$ 39,000
Net loss from operations		$ 173,000			$ 195,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive					24,080,000	24,080,000